UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07943

Nuveen Multistate Trust III

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: May 31

Date of reporting period: February 28, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Georgia Municipal Bond Fund

Portfolio of Investments	February 28, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 100.3%

	MUNICIPAL BONDS – 100.3%

	Education and Civic Organizations – 6.1%

$1,000	Athens Housing Authority, Georgia, Student Housing Lease Revenue Bonds, UGAREF East Campus Housing LLC Project, Series 2009, 5.250%, 6/15/35	6/19 at 100.00	Aa2	$1,137,150

1,000	Atlanta Development Authority, Georgia, Educational Facilities Revenue Bonds, Science Park LLC Project, Series 2007, 5.000%, 7/01/39	7/17 at 100.00	Aa3	1,079,840

1,375	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Foundation Technology Square Project, Refunding Series 2012A, 5.000%, 11/01/31	5/22 at 100.00	AA+	1,581,016

75	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University Project, Refunding Series 2012C, 5.250%, 10/01/27	10/22 at 100.00	Baa2	84,845

3,400	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2012A, 5.000%, 10/01/32	10/21 at 100.00	Baa2	3,710,454

2,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Savannah College of Art & Design Projects, Series 2014, 5.000%, 4/01/30	4/24 at 100.00	Baa2	2,235,200
8,850	Total Education and Civic Organizations			9,828,505

	Health Care – 14.1%

3,270	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 1998, 5.375%, 12/01/28	6/15 at 100.00	CCC	3,154,177

	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical Center, Series 2004:
1,885	5.000%, 12/01/16	5/15 at 100.00	BB–	1,888,657
1,760	5.000%, 12/01/26	5/15 at 100.00	BB–	1,760,757

1,500	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional Medical Center Project, Series 2010, 8.000%, 12/01/40 (4), (5)	12/20 at 100.00	N/R	361,533

3,000	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2010B, 5.250%, 2/15/45	2/41 at 100.00	AA–	3,351,840

1,380	Greene County Development Authority, Georgia, Health System Revenue Bonds, Catholic Health East Issue, Series 2012, 5.000%, 11/15/37	No Opt. Call	AA	1,544,593

1,250	Gwinnett County Hospital Authority, Georgia, Revenue Anticipation Certificates, Gwinnett Hospital System Inc. Project, Series 2004B, 5.000%, 10/01/29	5/15 at 100.00	Aa1	1,253,938

	Houston County Hospital Authority, Georgia, Revenue Bonds, Houston Healthcare Project, Series 2007:
2,500	5.250%, 10/01/35	10/17 at 100.00	A+	2,651,525
2,000	5.250%, 10/01/42	10/17 at 100.00	A+	2,111,980

2,025	Macon-Bibb County Hospital Authority, Georgia, Revenue Anticipation Certificates, Medical Center of Central Georgia Inc., Series 2009, 5.000%, 8/01/35	8/19 at 100.00	AA–	2,255,688

2,250	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia Medical Center, Series 2007, 5.000%, 10/01/33	10/17 at 100.00	A+	2,389,815
22,820	Total Health Care			22,724,503

Nuveen Investments	1

Nuveen Georgia Municipal Bond Fund (continued)

Portfolio of Investments	February 28, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Multifamily – 2.3%

$3,615	Cobb County Development Authority, Georgia, Student Housing Revenue Bonds, KSU Village II Real Estate Foundation LLC Project, Senior Series 2007A, 5.250%, 7/15/38 – AMBAC Insured	7/17 at 100.00	Baa2	$3,701,724

	Industrials – 1.5%

2,355	Fulton County Development Authority, Georgia, Local District Cooling Authority Revenue Bonds, Maxon Atlantic Station LLC, Series 2005A, 5.125%, 3/01/26 (Mandatory put 3/01/15) (Alternative Minimum Tax)	9/15 at 100.00	BBB	2,355,330

	Materials – 0.7%

1,000	Savannah Economic Development Authority, Georgia, Pollution Control Revenue Bonds, Union Camp Corporation, Series 1995, 6.150%, 3/01/17	No Opt. Call	Baa2	1,070,340

	Tax Obligation/General – 21.0%

1,000	Chatham County Hospital Authority, Georgia, Seven Mill Tax Pledge Refunding and Improvement Revenue Bonds, Memorial Health University Medical Center, Inc., Series 2012A, 5.000%, 1/01/31	1/22 at 100.00	AA	1,126,180

1,500	Cherokee County Resource Recovery Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Ball Ground Recycling LLC Project, Series 2007A, 5.000%, 7/01/37 – AMBAC Insured (Alternative Minimum Tax)	7/17 at 100.00	AA+	1,604,325

1,700	Clark County Hospital Authority, Georgia, Hospital Revenue Bonds, Athens Regional Medical Center, Series 2007, 5.000%, 1/01/32 – NPFG Insured	1/17 at 100.00	Aa1	1,786,156

1,400	Clarke County Hospital Authority, Georgia, Hospital Revenue Certificates, Athens Regional Medical Center, Series 2012, 5.000%, 1/01/32	1/22 at 100.00	Aa1	1,595,258

3,500	Decatur, Georgia, General Obligation Bonds, Series 2007, 5.000%, 1/01/31 – AGM Insured	1/17 at 100.00	AA+	3,739,855

	East Point Building Authority, Georgia, Revenue Bonds, Water & Sewer Project Series 2006A:
1,000	5.000%, 2/01/30 – SYNCORA GTY Insured	2/16 at 100.00	N/R	1,011,490
3,000	5.000%, 2/01/34 – SYNCORA GTY Insured	2/16 at 100.00	N/R	3,032,580

1,145	Floyd County Hospital Authority, Georgia, Revenue Anticipation Certificates, Floyd Medical Center, Series 2003, 5.000%, 7/01/20 – NPFG Insured	7/15 at 100.00	Aa2	1,155,271

1,000	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2014A, 5.500%, 8/15/54	2/25 at 100.00	AA–	1,167,050

2,975	Georgia Environmental Loan Acquisition Corporation, Local Government Loan Securitization Bonds, Loan Pool Series 2011, 5.125%, 3/15/31	3/21 at 100.00	Aaa	3,269,466

600	Georgia State, General Obligation Bonds, Series 2007E, 5.000%, 8/01/24	8/17 at 100.00	AAA	662,808

1,690	Gwinnett County School District, Georgia, General Obligation Bonds, Tender Option Bond Trust 2015-XF0089, 13.568%, 2/01/16 (IF)	No Opt. Call	AAA	2,297,944

1,000	Habersham County Hospital Authority, Georgia, Revenue Anticipation Certificates, Series 2014B, 5.000%, 2/01/37	No Opt. Call	Aa3	1,137,550

5,270	La Grange-Troup County Hospital Authority, Georgia, Revenue Anticipation Certificates, Series 2008A, 5.500%, 7/01/38	7/18 at 100.00	Aa2	5,868,250

	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2014:
188	5.500%, 7/15/23	7/21 at 100.00	N/R	191,999
374	5.500%, 7/15/30	7/21 at 100.00	N/R	381,502
410	5.500%, 1/15/36	7/21 at 100.00	N/R	418,696

1,000	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia Medical Center Project, Series 2011B, 5.000%, 10/01/41	10/21 at 100.00	Aa2	1,116,930

2	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$2,200	Wayne County Hospital Authority, Georgia, Hospital Revenue Bonds, Series 2006, 5.000%, 3/01/23 – SYNCORA GTY Insured	3/16 at 100.00	N/R	$2,228,006
30,952	Total Tax Obligation/General			33,791,316

	Tax Obligation/Limited – 13.2%

3,200	Atlanta Downtown Development Authority, Georgia, Revenue Bonds, Downtown Parking Deck, Series 2006A, 5.000%, 12/01/31 – NPFG Insured	6/16 at 100.00	AA	3,359,296

	Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project, Series 2007:
610	5.250%, 12/01/22 – AGC Insured	12/17 at 100.00	AA	667,114
1,420	5.000%, 12/01/23 – AGC Insured	12/17 at 100.00	AA	1,539,024

2,500	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008B. Remarketed, 7.375%, 1/01/31	1/19 at 100.00	A2	2,944,975

120	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008C. Remarketed, 7.500%, 1/01/31	1/19 at 100.00	A2	141,905

10	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005A, 5.625%, 1/01/16 (Alternative Minimum Tax)	7/15 at 100.00	A–	10,146

	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005B:
1,000	5.400%, 1/01/20	7/15 at 100.00	A–	1,015,400
2,000	5.600%, 1/01/30	7/15 at 100.00	A–	2,030,600

595	Atlanta, Georgia, Tax Allocation Bonds, Perry Bolton Project Series 2014, 5.000%, 7/01/34	7/23 at 100.00	A–	648,282

1,000	Atlanta, Georgia, Tax Allocation Bonds, Princeton Lakes Project, Series 2006, 5.500%, 1/01/31	1/16 at 100.00	BBB–	1,009,870

200	Cobb–Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Bonds, Refunding Series 2005, 5.500%, 10/01/26 – NPFG Insured	No Opt. Call	AA–	240,622

	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Refunding Bonds, Series 1993:
195	5.500%, 10/01/18 – NPFG Insured	No Opt. Call	AA–	205,616
155	5.625%, 10/01/26 – NPFG Insured	10/19 at 100.00	AA–	176,971

2,500	Grady County Lake Authority, Georgia, Revenue Bonds, Tired Creek Lake Project, Series 2015, 5.000%, 10/01/40	4/25 at 100.00	AA–	2,908,950

1,325	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Series 2007, 5.250%, 7/01/28 – FGIC Insured	No Opt. Call	AA+	1,642,550

1,550	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds, Series 1992N, 6.250%, 7/01/18	No Opt. Call	AAA	1,702,768

810	Tift County Hospital Authority, Georgia, Revenue Anticipation Certificates Series 2012, 5.000%, 12/01/38	No Opt. Call	Aa2	907,686
19,190	Total Tax Obligation/Limited			21,151,775

	Transportation – 4.6%

2,000	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2012B, 5.000%, 1/01/31	No Opt. Call	Aa3	2,276,260

	Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue Bonds, Refunding Subordinate Lien Series 2014A:
2,425	5.000%, 1/01/32	1/24 at 100.00	A+	2,795,152
2,000	5.000%, 1/01/33	1/24 at 100.00	A+	2,300,260
6,425	Total Transportation			7,371,672

Nuveen Investments	3

Nuveen Georgia Municipal Bond Fund (continued)

Portfolio of Investments	February 28, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	U.S. Guaranteed – 13.0% (6)

$405	Brunswick, Georgia, Water and Sewerage Revenue Bonds, Refunding & Improvement Series 1992, 6.100%, 10/01/19 – NPFG Insured (ETM)	No Opt. Call	AA– (6)	$459,444

1,000	Commerce, Georgia, Water and Sewer Revenue Refunding and Improvement Bonds, Series 2006, 5.000%, 12/01/25 (Pre-refunded 12/01/15) – AGM Insured	12/15 at 100.00	A2 (6)	1,037,020

	Coweta County Water and Sewer Authority, Georgia, Revenue Bonds, Series 2007:
1,100	5.000%, 6/01/32 (Pre-refunded 6/01/18)	6/18 at 100.00	Aa2 (6)	1,243,077
510	5.000%, 6/01/37 (Pre-refunded 6/01/18)	6/18 at 100.00	N/R (6)	576,336
3,250	5.000%, 6/01/37 (Pre-refunded 6/01/18)	6/18 at 100.00	Aa2 (6)	3,672,728

	Douglas County School District, Georgia, General Obligation Bonds, Series 2007:
605	5.000%, 4/01/25 (Pre-refunded 4/01/17) – AGM Insured	4/17 at 100.00	Aa1 (6)	661,586
1,395	5.000%, 4/01/25 (Pre-refunded 4/01/17) – AGM Insured	4/17 at 100.00	AA+ (6)	1,524,861

1,000	Douglasville-Douglas County Water and Sewer Authority, Georgia, Water and Sewer Revenue Bonds, Series 2005, 5.000%, 6/01/29 (Pre-refunded 12/01/15) – NPFG Insured	12/15 at 100.00	AA– (6)	1,037,020

2,260	Forsyth County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2007, 5.000%, 4/01/37 (Pre-refunded 4/01/17) – AGM Insured	4/17 at 100.00	AAA	2,470,383

5,100	Gwinnett County School District, Georgia, General Obligation Bonds, Series 2008, 5.000%, 2/01/36 (Pre-refunded 2/01/18) (UB)	2/18 at 100.00	AAA	5,720,109

	Paulding County School District, Georgia, General Obligation Bonds, Series 2007:
735	4.750%, 2/01/29 (Pre-refunded 2/01/17)	2/17 at 100.00	AA+ (6)	794,969
1,250	5.000%, 2/01/33 (Pre-refunded 2/01/17)	2/17 at 100.00	AA+ (6)	1,357,975

275	Private Colleges and University Facilities Authority, Georgia, Revenue Bonds, Mercer University, Series 1991, 6.500%, 11/01/15 – NPFG Insured (ETM)	No Opt. Call	AA– (6)	286,322
18,885	Total U.S. Guaranteed			20,841,830

	Utilities – 10.7%

2,000	Georgia Municipal Electric Authority, General Power Revenue Bonds, Project 1, Series 2007A, 5.000%, 1/01/26 – NPFG Insured	1/17 at 100.00	AA–	2,128,340

755	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 1992B, 6.375%, 1/01/16	No Opt. Call	A+	787,910

2,000	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 2012GG, 5.000%, 1/01/43	1/23 at 100.00	A+	2,242,020

1,200	Griffin, Georgia, Combined Public Utility Revenue Bonds, Series 2012, 5.000%, 1/01/28 – AGM Insured	No Opt. Call	AA	1,381,080

	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2006B:
890	5.000%, 3/15/19	No Opt. Call	A	989,404
500	5.000%, 3/15/21	No Opt. Call	A	566,800
2,315	5.000%, 3/15/22	No Opt. Call	A	2,634,146

	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007A:
1,000	5.000%, 3/15/18	No Opt. Call	A+	1,098,300
360	5.500%, 9/15/23	No Opt. Call	A	430,452
2,630	5.500%, 9/15/27	No Opt. Call	A	3,181,353

1,200	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Series 2005A-2, 0.000%, 1/01/33 – FGIC Insured	5/15 at 100.00	AA–	437,268

1,150	Municipal Electric Authority of Georgia, Project One Subordinate Lien Revenue Bonds, Series 2008A, 5.250%, 1/01/21	No Opt. Call	A+	1,374,066
16,000	Total Utilities			17,251,139

4	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer – 13.1%

$4,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 – FGIC Insured	No Opt. Call	AA–	$4,943,920

800	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2001, 5.000%, 8/01/35 – AGM Insured	8/18 at 100.00	AA	889,920

500	Columbus, Georgia, Water and Sewerage Revenue Bonds, Refunding Series 2014A, 5.000%, 5/01/31	5/24 at 100.00	AA	586,695

3,410	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Refunding Series 2006B, 5.250%, 10/01/32 – AGM Insured	10/26 at 100.00	AA	4,141,650

2,500	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Second Resolution Series 2011A, 5.250%, 10/01/41	10/21 at 100.00	Aa3	2,886,100

1,775	Douglasville-Douglas County Water and Sewer Authority, Georgia, Water and Sewage Revenue Bonds, Series 2007, 5.000%, 6/01/37 – NPFG Insured	6/17 at 100.00	AA–	1,917,941

1,000	Fulton County, Georgia, Water and Sewerage Revenue Bonds, Refunding Series 2013, 5.000%, 1/01/33	1/23 at 100.00	AA–	1,144,090

2,000	Henry County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2012, 5.000%, 2/01/29	2/22 at 100.00	Aa2	2,306,580

440	Milledgeville, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 1996, 6.000%, 12/01/16 – AGM Insured	No Opt. Call	AA	465,489

1,000	South Fulton Municipal Regional Water and Sewer Authority, Georgia, Revenue Bonds, Refunding Series 2014, 5.000%, 1/01/31	1/24 at 100.00	AA	1,139,309

100	Unified Government of Athens-Clarke County, Georgia, Water and Sewerage Revenue Bonds, Series 2008, 5.625%, 1/01/33	1/19 at 100.00	AA+	116,083

465	Walton County Water and Sewerage Authority, Georgia, Revenue Bonds, The Oconee-Hard Creek Reservoir Project, Series 2008, 5.000%, 2/01/38 – AGM Insured	2/18 at 100.00	Aa2	508,486
17,990	Total Water and Sewer			21,046,263
$148,082	Total Long-Term Investments (cost $151,842,311)			161,134,397
	Floating Rate Obligations – (2.1)%			(3,380,000)
	Other Assets Less Liabilities – 1.8% (7)			2,910,883
	Net Assets – 100%			$160,665,280

Investments in Derivatives as of February 28, 2015

Credit Default Swaps outstanding:

Counterparty	Referenced Entity	Buy/Sell Protection (8)	Current Credit Spread (9)	Notional Amount	Fixed Rate (Annualized)	Termination Date	Value	Unrealized Appreciation (Depreciation)
Goldman Sachs	Commonwealth of Puerto Rico	Buy	26.5 – 29.0%	$750,000	5.000%	9/20/19	$204,609	$35,494
Goldman Sachs	Commonwealth of Puerto Rico	Buy	26.75 – 29.25	550,000	5.000	12/20/19	154,590	26,164
				$1,300,000			$359,199	$61,658

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from

Nuveen Investments	5

Nuveen Georgia Municipal Bond Fund (continued)

Portfolio of Investments	February 28, 2015 (Unaudited)

sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$160,772,864	$361,533	$161,134,397
Investments in Derivatives:
Credit Default Swaps*	—	61,658	—	61,658
Total	$—	$160,834,522	$361,533	$161,196,055
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds.

As of February 28, 2015, the cost of investments (excluding investments in derivatives) was $148,359,642.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of February 28, 2015, were as follows:

Gross unrealized:
Appreciation	$10,758,505
Depreciation	(1,364,212)
Net unrealized appreciation (depreciation) of investments	$9,394,293

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	As of, or subsequent to, the end of the reporting period this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

(8)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(9)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of a higher likelihood of performance by the seller of protection.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

6	Nuveen Investments

Nuveen Louisiana Municipal Bond Fund

Portfolio of Investments	February 28, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 101.5%

	MUNICIPAL BONDS – 101.5%

	Consumer Staples – 2.4%

$2,500	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2013A, 5.250%, 5/15/35	5/23 at 100.00	BBB+	$2,793,850

	Education and Civic Organizations – 16.4%

1,000	Calcasieu Parish Public Trust Authority, Louisiana, Student Lease Revenue Bonds, McNeese State University Student Housing-Cowboy Facilities, Inc. Project, Refunding Series 2011, 5.000%, 5/01/29 – AGM Insured	5/22 at 100.00	A2	1,117,300

815	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin’ Cajun Facilities Inc. Project, Refunding Series 2012, 5.000%, 10/01/27 – AGM Insured	10/22 at 100.00	AA	929,548

1,500	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin’ Cajun Facilities Inc. Project, Series 2010, 5.250%, 10/01/30 – AGM Insured	10/20 at 100.00	AA	1,717,620

1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Capital Projects and Equipment Acquisition Program, Series 2000A, 6.300%, 7/01/30 – AMBAC Insured	No Opt. Call	N/R	1,158,180

2,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Louisiana Tech University Student Housing/Innovative Student Facilities Inc. Project, Refunding Series 2013, 5.000%, 7/01/33	7/23 at 100.00	A3	2,285,340

1,220	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, McNeese State University Student Parking – Cowboy Facilities, Inc. Project, Series 2011, 4.875%, 3/01/42 – AGM Insured	3/22 at 100.00	A2	1,330,617

2,585	Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New Orleans, Series 2007, 4.500%, 7/01/37 – CIFG Insured	7/17 at 100.00	N/R	2,589,989

750	Louisiana Public Facilities Authority, Revenue Bonds, Belle Chasse Educational Foundation Project, Series 2011, 6.750%, 5/01/41	5/21 at 100.00	BBB	848,333

1,035	Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter Academy Foundation Project, Series 2011A, 8.000%, 12/15/41	12/21 at 100.00	N/R	1,196,522

3,000	Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project, Refunding Series 2011, 5.000%, 10/01/41	10/21 at 100.00	A–	3,313,020

1,500	Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana Charter Academy Foundation Project, Series 2013A, 8.375%, 12/15/43	12/23 at 100.00	N/R	1,781,730

800	Louisiana Public Facilities Authority, Revenue Bonds, University of New Orleans Research and Technology Foundation, Inc.- Student Housing Project, Refunding Series 2014, 5.000%, 9/01/31 – AGM Insured	9/24 at 100.00	AA	913,752
17,205	Total Education and Civic Organizations			19,181,951

	Energy – 1.1%

1,200	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series 2010, 4.000%, 12/01/40 (Mandatory put 6/01/22)	No Opt. Call	BBB	1,310,304

	Health Care – 19.3%

1,110	Jefferson Parish Hospital District1, Louisiana, Hospital Revenue Bonds, West Jefferson Medical Center, Refunding Series 2011A, 6.000%, 1/01/39	1/21 at 100.00	Baa2	1,279,852

Nuveen Investments	7

Nuveen Louisiana Municipal Bond Fund (continued)

Portfolio of Investments	February 28, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$1,500	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East Jefferson General Hospital, Refunding Series 2011, 6.375%, 7/01/41	7/21 at 100.00	BB+	$1,761,075

2,905	Louisiana Public Facilities Authority, Health Facilities Revenue Refunding Bonds, Sisters of Mercy Health System of St. Louis Inc., Series 1993A, 5.000%, 6/01/19	No Opt. Call	AA–	3,130,341

1,000	Louisiana Public Facilities Authority, Hospital Revenue and Refunding Bonds, Lafayette General Medical Center Project, Series 2010, 5.500%, 11/01/40	5/20 at 100.00	A3	1,096,640

1,800	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 1998A, 5.750%, 7/01/25 – AGM Insured	No Opt. Call	AA	2,131,164

1,500	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady of Health System Project, Series 2009, 6.750%, 7/01/39	7/19 at 100.00	A+	1,777,140

2,620	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Touro Infirmary, Series 1999A, 5.625%, 8/15/29	8/15 at 100.00	A+	2,627,834

2,000	Louisiana Public Facilities Authority, Revenue Bonds, Christus Health, Refunding Series 2009A, 6.000%, 7/01/29	7/19 at 100.00	A+	2,341,240

5,050	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A, 5.500%, 5/15/47	5/17 at 100.00	Baa1	5,299,470

1,085	Terrebonne Parish Hospital Service District 1, Louisiana, Hospital Revenue Bonds, Terrebonne General Medical Center, Refunding Series 2013, 4.000%, 4/01/33	4/23 at 100.00	A+	1,119,449
20,570	Total Health Care			22,564,205

	Housing/Multifamily – 5.3%

1,870	Louisiana Housing Finance Agency, Multifamily Housing Revenue Bonds, Mallard Crossings Apartments, Series 2011, 4.750%, 10/01/29	10/21 at 100.00	AA+	1,991,793

975	Louisiana Local Government Environmental Facilities and Community Development Authority, GNMA Collateralized Mortgage Revenue Refunding Bonds, Sharlo Apartments, Series 2002A, 6.500%, 6/20/37	6/36 at 101.00	Ba3	1,013,961

3,000	Louisiana Public Facilities Authority, Grambling University Black and Gold Facilities Project Revenue Bonds, Series 2007A, 5.000%, 7/01/39 – CIFG Insured	7/17 at 100.00	AA	3,114,720
5,845	Total Housing/Multifamily			6,120,474

	Housing/Single Family – 0.8%

245	Calcasieu Parish Public Trust Authority, Louisiana, Single Family Mortgage Revenue Bonds, Series 2006B, 5.350%, 9/01/38 (Alternative Minimum Tax)	9/16 at 104.00	Aa1	253,168

105	East Baton Rouge Mortgage Finance Authority, Louisiana, GNMA/FNMA Mortgage-Backed Securities Program Family Mortgage Revenue Refunding Bonds, Series 1997D, 5.900%, 10/01/30 (Alternative Minimum Tax)	5/15 at 100.00	Aaa	105,196

535	Jefferson Parish Finance Authority, Louisiana, Single Family Mortgage Revenue Bonds, Series 2007C, 5.500%, 12/01/39	6/17 at 103.50	Aa1	574,210
885	Total Housing/Single Family			932,574

	Industrials – 1.6%

1,690	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%, 7/01/36	7/23 at 100.00	N/R	1,849,857

	Long-Term Care – 0.4%

400	Saint Tammany Public Trust Financing Authority, Louisiana, Revenue Bonds, Christwood Project, Refunding Series 2015, 5.250%, 11/15/37	11/24 at 100.00	N/R	412,092

8	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Materials – 3.7%

$1,275	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32	11/17 at 100.00	BBB+	$1,425,080

1,500	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Series 2010A-1, 6.500%, 11/01/35	11/20 at 100.00	BBB+	1,805,115

1,035	St John Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation, Series 2007A, 5.125%, 6/01/37	6/17 at 100.00	Baa1	1,092,846
3,810	Total Materials			4,323,041

	Tax Obligation/General – 7.2%

2,000	Guam Government, General Obligation Bonds, Series 2007A, 5.000%, 11/15/23	11/17 at 100.00	BB–	2,068,080

2,085	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 1998, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	AA	2,410,844

2,170	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2005, 5.250%, 12/01/25 – NPFG Insured	12/15 at 100.00	AA–	2,241,111

1,000	New Orleans, Louisiana, General Obligation Bonds, Series 1998, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	A3	1,143,560

500	Shreveport, Louisiana, General Obligation Bonds, Series 2011, 5.000%, 8/01/31	8/21 at 100.00	A+	559,605
7,755	Total Tax Obligation/General			8,423,200

	Tax Obligation/Limited – 17.2%

1,260	Broussard, Louisiana, Sales & Use Tax Revenue Bonds, Recreational Facility Series 2012, 5.000%, 5/01/32	No Opt. Call	A	1,396,697

1,250	Ernest N. Morial-New Orleans Exhibition Hall Authority, Louisiana, Special Tax Bonds, Refunding Series 2014, 5.000%, 7/15/25	7/22 at 100.00	A1	1,459,625

1,850	Lafayette, Louisiana, Sales Tax Revenue Bonds, Public Improvements, Series 2011, 5.000%, 3/01/36	3/21 at 100.00	AA	2,041,420

1,000	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2012, 5.000%, 6/01/24 – AGM Insured	6/22 at 100.00	AA	1,171,430

1,000	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006B, 5.000%, 6/01/22 – AMBAC Insured	6/16 at 100.00	A–	1,052,950

900	Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Bonds, Bossier Parish Public Improvement Projects, Series 2012, 5.000%, 3/01/42	3/22 at 100.00	Aa3	1,000,422

2,000	Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Bonds, LCTCS Act 360 Project, Series 2014, 5.000%, 10/01/35	10/24 at 100.00	AA–	2,304,260

1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Baton Rouge Community College Facilities Corporation Project, Refunding Series 2011, 5.000%, 12/01/26 – AGM Insured	12/21 at 100.00	AA	1,143,660

1,400	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Louisiana Community and Technical College System Facilities Corporation Project, Capital Appreciation Series 2011, 0.000%, 10/01/20	No Opt. Call	AA–	1,261,190

500	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A, 5.000%, 7/01/36	7/23 at 100.00	A	557,675

1,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Second Lien Series 2010B, 5.000%, 5/01/37 (UB)	5/20 at 100.00	AA	1,141,560

Nuveen Investments	9

Nuveen Louisiana Municipal Bond Fund (continued)

Portfolio of Investments	February 28, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$1,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Tender Option Bond Trust 11899, 18.400%, 5/01/33 (IF)	5/20 at 100.00	AA	$1,546,960

1,500	Louisiana State, Highway Improvement Revenue Bonds, Series 2014A, 5.000%, 6/15/34	6/24 at 100.00	AA–	1,744,470

15	Saint Bernard Parish, Louisiana, Sales and Use Tax Revenue Bonds, Series 2004, 5.000%, 3/01/18 – AGM Insured	5/15 at 100.00	AA	15,135

2,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2012A, 5.000%, 10/01/32	10/22 at 100.00	BBB	2,212,540
17,675	Total Tax Obligation/Limited			20,049,994

	Transportation – 12.5%

805	Greater New Orleans Expressway Commission, Louisiana, Revenue Bonds, Refunding Series 2013, 5.000%, 11/01/23 – AGM Insured	No Opt. Call	AA	948,475

2,000	Lake Charles Harbor and Terminal District, Louisiana, Revenue Bonds, Series 2013B, 5.000%, 1/01/34 – AGM Insured (Alternative Minimum Tax)	1/24 at 100.00	AA	2,185,040

	New Orleans Aviation Board, Louisiana, Gulf Opportunity Zone Revenue Bonds, Passenger Facility Charge Projects, Series 2010A:
100	5.125%, 1/01/31	1/20 at 100.00	A–	112,448
1,700	5.250%, 1/01/41	1/20 at 100.00	A–	1,821,261

3,000	New Orleans Aviation Board, Louisiana, Revenue Bonds, North Terminal Project, Series 2015B, 5.000%, 1/01/35 (WI/DD, Settling 3/26/15) (Alternative Minimum Tax)	1/25 at 100.00	A–	3,311,790

2,115	New Orleans Aviation Board, Louisiana, Revenue Bonds, Series 2007A, 5.250%, 1/01/32 – AGM Insured (Alternative Minimum Tax)	1/18 at 100.00	AA	2,286,378

	Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds, Port Facilities, Refunding Series 2013B:
1,245	5.000%, 4/01/31 (Alternative Minimum Tax)	4/23 at 100.00	BBB+	1,363,661
500	5.000%, 4/01/32 (Alternative Minimum Tax)	4/23 at 100.00	BBB+	545,825

1,305	Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds, Port Facilities, Series 2008, 5.125%, 4/01/38 – AGC Insured (Alternative Minimum Tax)	4/18 at 100.00	AA	1,375,809

610	Virgin Islands Port Authority, Marine Revenue Bonds, Refunding Series 2014A, 5.000%, 9/01/33 (Alternative Minimum Tax)	9/24 at 100.00	BBB+	670,524
13,380	Total Transportation			14,621,211

	U.S. Guaranteed – 1.4% (4)

1,530	Louisiana Public Facilities Authority, Revenue Bonds, University of New Orleans Research and Technology, Series 2006, 5.250%, 3/01/26 (Pre-refunded 9/01/16) – NPFG Insured	9/16 at 100.00	AA– (4)	1,643,159

	Utilities – 5.1%

1,500	Louisiana Energy and Power Authority, Power Project Revenue Bonds, LEPA Unit 1, Series 2013A, 5.250%, 6/01/38 – AGM Insured	6/23 at 100.00	AA	1,732,200

2,500	Louisiana Public Facilities Authority, Revenue Bonds, Cleco Power LLC Project, Series 2008, 4.250%, 12/01/38	5/23 at 100.00	A3	2,642,075

1,000	Saint Tammany Parish, Louisiana, Utilities Revenue Bonds, Series 2010B, 5.000%, 8/01/40	8/20 at 100.00	AA–	1,116,930

500	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2007B, 5.000%, 7/01/31	7/17 at 100.00	BB+	502,270
5,500	Total Utilities			5,993,475

10	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer – 7.1%

$500	Caddo-Bossier Parishes Port Commission, Louisiana, Utility Revenue Refunding Bonds, Series 2011, 5.125%, 4/01/37	4/21 at 100.00	A	$553,480

1,250	Guam Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.500%, 7/01/43	7/23 at 100.00	A–	1,449,100

1,000	Kenner Consolidated Sewer District, Louisiana, Sewer Revenue Bonds, Series 2011, 5.000%, 11/01/36 – AGM Insured	11/21 at 100.00	AA	1,109,950

1,500	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, East Baton Rouge Sewerage Commission Projects, Subordinate Lien Series 2014A, 5.000%, 2/01/39	2/24 at 100.00	AA–	1,693,290

1,500	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014, 4.250%, 6/01/34	6/24 at 100.00	A	1,566,270

200	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/34	12/24 at 100.00	BBB+	224,615

1,500	Terrebonne Parish Waterworks District 1, Louisiana, Water Revenue Bonds, Series 2012A, 5.000%, 11/01/37	11/22 at 100.00	AA–	1,684,621
7,450	Total Water and Sewer			8,281,326
$107,395	Total Long-Term Investments (cost $108,874,167)			118,500,713
	Floating Rate Obligations – (0.7)%			(750,000)
	Other Assets Less Liabilities – (0.8)%			(955,793)
	Net Assets – 100%			$116,794,920

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$118,500,713	$—	$118,500,713

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds.

As of February 28, 2015, the cost of investments was $108,145,898.

Nuveen Investments	11

Nuveen Louisiana Municipal Bond Fund (continued)

Portfolio of Investments	February 28, 2015 (Unaudited)

Gross unrealized appreciation and gross unrealized depreciation of investments as of February 28, 2015, were as follows:

Gross unrealized:
Appreciation	$9,690,798
Depreciation	(85,983)
Net unrealized appreciation (depreciation) of investments	$9,604,815

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

12	Nuveen Investments

Nuveen North Carolina Municipal Bond Fund

Portfolio of Investments	February 28, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 98.1%

	MUNICIPAL BONDS – 98.1%

	Education and Civic Organizations – 11.5%

$1,000	Board of Governors of the University of North Carolina, Winston-Salem State University General Revenue Bonds, Series 2013, 5.000%, 4/01/33	4/22 at 100.00	A–	$1,104,720

2,595	East Carolina University, North Carolina, General Revenue Bonds, Series 2014A, 5.000%, 10/01/41	10/23 at 100.00	Aa2	2,958,118

1,930	North Carolina Agricultural & Technical State University, General Revenue Bonds, Series 2013, 5.000%, 10/01/37	No Opt. Call	A1	2,137,417

1,005	North Carolina Capital Facilities Finance Agency, General Revenue Bonds, Duke University, Series 2009B, 5.000%, 10/01/38	4/19 at 100.00	AA+	1,137,017

2,000	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Davidson College, Series 2014, 5.000%, 3/01/45	3/22 at 100.00	AA+	2,247,180

	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond, Meredith College, Series 2008A:
1,180	6.000%, 6/01/31	6/18 at 100.00	BBB	1,270,848
60	6.125%, 6/01/35	6/18 at 100.00	BBB	64,676

3,000	North Carolina Capital Facilities Financing Agency, Educational Facility Revenue Bonds, Wake Forest University, Series 2009, 5.000%, 1/01/38	1/19 at 100.00	AA	3,364,470

2,000	North Carolina State University at Raleigh, General Revenue Bonds, Series 2013A, 5.000%, 10/01/42	10/23 at 100.00	Aa1	2,301,000

10,000	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Series 2007, 5.000%, 12/01/36	12/17 at 100.00	AAA	11,106,800

	University of North Carolina, Chapel Hill, Utilities System Revenue Refunding Bonds, Series 1997:
4,000	0.000%, 8/01/15	No Opt. Call	Aaa	3,996,720
4,265	0.000%, 8/01/18	No Opt. Call	Aaa	4,104,039
2,750	0.000%, 8/01/20	No Opt. Call	Aaa	2,543,723

785	University of North Carolina, Charlotte, Certificates of Participation, Student Housing Project, Series 2005, 5.000%, 3/01/21 – AMBAC Insured	3/15 at 100.00	A	788,619

4,000	University of North Carolina, Charlotte, General Revenue Bonds, Series 2007B, 5.000%, 4/01/32 – AGM Insured	4/17 at 100.00	AA	4,316,920

1,975	University of North Carolina, Charlotte, General Revenue Bonds, Series 2014, 5.000%, 4/01/31	4/24 at 100.00	Aa3	2,328,624

1,300	University of North Carolina, Greensboro, General Revenue Bonds, Series 2009A, 5.000%, 4/01/34 – AGC Insured	4/19 at 100.00	AA	1,459,250

1,070	University of North Carolina, Greensboro, General Revenue Bonds, Series 2014A, 5.000%, 4/01/39	4/24 at 100.00	Aa3	1,227,269
44,915	Total Education and Civic Organizations			48,457,410

	Health Care – 16.0%

2,900	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Refunding Series 2009A, 5.250%, 1/15/39	1/19 at 100.00	AA–	3,250,088

Nuveen Investments	13

Nuveen North Carolina Municipal Bond Fund (continued)

Portfolio of Investments	February 28, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$1,615	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Refunding Series 2012A, 5.000%, 1/15/31	1/22 at 100.00	AA–	$1,834,915

3,050	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Series 2008A, 5.000%, 1/15/47	1/18 at 100.00	AA–	3,240,412

2,925	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Series 2011A, 5.125%, 1/15/37	1/21 at 100.00	AA–	3,281,324

3,180	Johnston Memorial Hospital Authority, North Carolina, Mortgage Revenue Bonds, Johnston Memorial Hospital Project, Series 2008A, 5.250%, 10/01/36 – AGM Insured	4/18 at 100.00	AA	3,504,455

2,445	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical Center, Series 2006B, 5.125%, 10/01/31 – AGM Insured	10/19 at 100.00	AA	2,741,065

3,750	North Carolina Medical Care Commission Health Care Facilities Revenue Bonds Novant Health Inc., Series 2010A, 5.250%, 11/01/40	11/20 at 100.00	AA–	4,250,100

2,770	North Carolina Medical Care Commission, Health Care Facilities Refunding Revenue Bonds, Blue Ridge HealthCare, Series 2010A, 5.000%, 1/01/36	1/20 at 100.00	A	3,040,241

	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Series 2012A:
750	5.000%, 6/01/32	6/22 at 100.00	AA	867,300
3,000	5.000%, 6/01/42	6/22 at 100.00	AA	3,407,610

2,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Wake Forest Baptist Obligated Group, Series 2012A, 5.000%, 12/01/45	No Opt. Call	A	2,194,400

	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds, Cape Fear Valley Health System, Series 2012A:
2,200	5.000%, 10/01/25	10/22 at 100.00	A–	2,481,248
2,300	5.000%, 10/01/26	No Opt. Call	A–	2,577,518

5,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds, WakeMed, Series 2012A, 5.000%, 10/01/27	10/22 at 100.00	AA–	5,690,900

6,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University Health System, Series 2010A, 5.000%, 6/01/42	6/20 at 100.00	AA	6,709,800

	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Scotland Memorial Hospital, Series 1999:
390	5.500%, 10/01/19 – RAAI Insured	4/15 at 100.00	BBB	391,517
1,385	5.500%, 10/01/29 – RAAI Insured	4/15 at 100.00	BBB	1,389,307

	North Carolina Medical Care Commission, Healthcare Revenue Refunding Bonds, Novant Health Inc., Series 2006:
125	5.000%, 11/01/34	11/16 at 100.00	AA–	130,163
1,650	5.000%, 11/01/39	11/16 at 100.00	AA–	1,714,268

2,000	North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional Medical Center, Refunding Series 2012, 5.000%, 6/01/32	6/22 at 100.00	A	2,191,460

500	North Carolina Medical Care Commission, Revenue Bonds, Blue Ridge Healthcare System, Series 2005, 5.000%, 1/01/33 – FGIC Insured	5/15 at 100.00	AA–	501,160

7,040	North Carolina Medical Care Commission, Revenue Bonds, Hugh Chatham Memorial Hospital, Series 2007, 5.000%, 8/01/35 – NPFG Insured	2/17 at 100.00	AA–	7,404,461

750	Northern Hospital District Surry County, North Carolina, Health Care Facilities Revenue Bonds, Series 2008, 6.250%, 10/01/38	4/18 at 100.00	BBB	819,053

14	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

	Onslow County Hospital Authority, North Carolina, FHA Insured Mortgage Revenue Bonds, Onslow Memorial Hospital Project, Series 2006:
$1,255	5.000%, 4/01/31 – NPFG Insured	10/16 at 100.00	AA–	$1,324,138
2,055	5.000%, 10/01/34 – NPFG Insured	10/16 at 100.00	AA–	2,165,867
61,035	Total Health Care			67,102,770

	Housing/Multifamily – 0.8%

3,000	Charlotte Housing Authority, North Carolina, Capital Fund Program Revenue Bonds, Strawn and Parktowne Rehabilitation Project, Series 2011, 4.550%, 12/01/31	12/21 at 100.00	A+	3,212,310

	Housing/Single Family – 1.3%

1,575	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 2007-29A, 4.800%, 7/01/33 (Alternative Minimum Tax)	1/17 at 100.00	AA	1,600,610

2,755	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 2011-1, 4.500%, 1/01/28	1/21 at 100.00	AA	2,936,858

1,025	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 25-A, 4.900%, 7/01/37 (Alternative Minimum Tax)	7/16 at 100.00	AA	1,038,715
5,355	Total Housing/Single Family			5,576,183

	Long-Term Care – 0.7%

1,000	North Carolina Medical Care Commission, First Mortgage Revenue Bonds, The Forest at Duke, Inc., Series 2007, 5.125%, 9/01/27	9/17 at 100.00	BBB+	1,034,310

600	North Carolina Medical Care Commission, Revenue Bonds, Pines at Davidson, Series 2006A, 5.000%, 1/01/36	1/16 at 100.00	A–	605,028

1,145	North Carolina Medical Care Commission, Revenue Bonds, United Methodist Retirement Homes Inc., Refunding Series 2013A, 5.000%, 10/01/33	10/23 at 100.00	N/R	1,184,720
2,745	Total Long-Term Care			2,824,058

	Tax Obligation/General – 2.2%

1,500	Forsyth County, North Carolina, General Obligation Bonds, Limited Obligation Series 2009, 5.000%, 4/01/30	4/20 at 100.00	AA+	1,720,245

4,000	Mecklenburg County, North Carolina, General Obligation Bonds, Refunding Series 2013A, 5.000%, 12/01/25	No Opt. Call	AAA	5,114,880

2,115	Wake County, North Carolina, Limited Obligation Bonds, Series 2010, 5.000%, 1/01/37	1/20 at 100.00	AA+	2,397,099
7,615	Total Tax Obligation/General			9,232,224

	Tax Obligation/Limited – 14.3%

	Asheville, North Carolina, Limited Obligation Bonds, Series 2012:
300	5.000%, 4/01/30	4/22 at 100.00	AA	345,315
350	5.000%, 4/01/32	4/22 at 100.00	AA	400,677

3,870	Catawba County, North Carolina, Certificates of Participation, Series 2005, 5.000%, 6/01/25 – NPFG Insured	6/15 at 100.00	Aa2	3,918,182

2,505	Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/39	12/24 at 100.00	AAA	2,977,443

	Fayetteville Finance Corporation, North Carolina, Installment Payment Revenue Bonds, Municipal Building Project, Series 2005:
1,350	5.250%, 2/01/17 – NPFG Insured	5/15 at 100.00	AA	1,355,711
910	5.250%, 2/01/19 – NPFG Insured	5/15 at 100.00	AA	913,849

Nuveen Investments	15

Nuveen North Carolina Municipal Bond Fund (continued)

Portfolio of Investments	February 28, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

	Harnett County, North Carolina, Certificates of Participation, Series 2007A:
$2,770	5.000%, 12/01/23 – AGM Insured	12/17 at 100.00	AA	$3,070,961
1,520	5.000%, 12/01/24 – AGM Insured	12/17 at 100.00	AA	1,656,846

951	Hillsborough, North Carolina, Special Assessment Revenue Bonds, Series 2013, 7.750%, 2/01/24	2/23 at 100.00	N/R	1,022,220

	North Carolina Infrastructure Finance Corporation, Certificates of Participation, State Repair, Series 2007B:
3,750	5.000%, 6/01/22 – AMBAC Insured	6/17 at 100.00	AA+	4,111,350
3,750	5.000%, 6/01/23 – AMBAC Insured	6/17 at 100.00	AA+	4,109,063

	North Carolina Turnpike Authority, Monroe Connector System State Appropriation Bonds, Series 2011:
1,810	5.000%, 7/01/29	7/21 at 100.00	AA	2,096,451
9,375	5.000%, 7/01/36	7/21 at 100.00	AA	10,650,563
500	5.000%, 7/01/41	7/21 at 100.00	AA	563,115

	Pitt County, North Carolina, Certificate of Participation, Series 2007:
1,265	5.000%, 4/01/25 – NPFG Insured	4/18 at 100.00	AA	1,403,783
1,175	5.000%, 4/01/26 – NPFG Insured	4/18 at 100.00	AA	1,303,909
1,395	5.000%, 4/01/27 – NPFG Insured	4/18 at 100.00	AA	1,539,871
1,240	5.000%, 4/01/28 – NPFG Insured	4/18 at 100.00	AA	1,366,889

4,190	Raleigh, North Carolina, Certificates of Participation, Series 2007, 5.000%, 2/01/27	2/17 at 100.00	AA+	4,488,579

	Raleigh, North Carolina, Limited Obligation Bonds, Series 2014A:
455	5.000%, 10/01/33	10/24 at 100.00	AA+	538,279
750	5.000%, 10/01/34	10/24 at 100.00	AA+	885,893

2,950	Sampson Area Development Corporation, Sampson County, North Carolina, Installment Payment Revenue Bonds, Series 2010, 5.250%, 6/01/24 – AGM Insured	No Opt. Call	AA	3,493,302

1,000	Sampson County, North Carolina, Certificates of Participation, Series 2006, 5.000%, 6/01/34 – AGM Insured	6/17 at 100.00	AA	1,078,440

1,975	Wilmington, North Carolina, Certificates of Participation, Series 2008A, 5.000%, 6/01/33	6/18 at 100.00	AA+	2,185,239

1,000	Wilmington, North Carolina, Storm Water Fee Revenue Bonds, Series 2007, 5.000%, 6/01/33 – AMBAC Insured	6/17 at 100.00	AA	1,080,300

1,700	Wilson County, North Carolina, Certificates of Participation, School Facilities Project, Series 2007, 5.000%, 4/01/25 – AMBAC Insured	4/17 at 100.00	Aa3	1,845,452

1,635	Wilson, North Carolina, Certificates of Participation, Public Facilities, Series 2007A, 5.000%, 5/01/25 – AGC Insured	5/17 at 100.00	AA	1,760,241
54,441	Total Tax Obligation/Limited			60,161,923

	Transportation – 20.8%

6,000	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International Refunding Series 2010A, 5.500%, 7/01/34	7/20 at 100.00	Aa3	6,979,920

10,280	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International Refunding Series 2010B, 5.375%, 7/01/28 (Alternative Minimum Tax)	7/20 at 100.00	Aa3	11,495,816

	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Refunding Series 2014A:
4,000	5.000%, 7/01/32	7/24 at 100.00	Aa3	4,658,200
5,000	5.000%, 7/01/33	7/24 at 100.00	Aa3	5,800,600
4,935	5.000%, 7/01/34	7/24 at 100.00	Aa3	5,707,772

5,000	Charlotte, North Carolina, Airport Revenue Bonds, Series 2007A, 5.000%, 7/01/36 – AMBAC Insured	7/17 at 100.00	Aa3	5,424,550

16	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Transportation (continued)

$3,300	North Carolina State Ports Authority, Port Facilities Revenue Bonds, Senior Lien Series 2010A, 5.250%, 2/01/40	2/20 at 100.00	A3	$3,746,061

25	North Carolina State Ports Authority, Port Facilities Revenue Bonds, Senior Lien Series 2010B, 5.000%, 2/01/29	2/20 at 100.00	A3	27,930

	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A:
245	5.250%, 1/01/23 – AGC Insured	1/19 at 100.00	AA	272,491
115	5.125%, 1/01/24 – AGC Insured	1/19 at 100.00	AA	126,884
50	5.375%, 1/01/26 – AGC Insured	1/19 at 100.00	AA	56,670
10,710	5.750%, 1/01/39 – AGC Insured	1/19 at 100.00	AA	12,116,544

	North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Revenue Bonds, Series 2009B:
70	0.000%, 1/01/34 – AGC Insured	No Opt. Call	AA	34,853
3,675	0.000%, 1/01/35 – AGC Insured	No Opt. Call	AA	1,760,068
20,640	0.000%, 1/01/36 – AGC Insured	No Opt. Call	AA	9,486,557
19,890	0.000%, 1/01/37 – AGC Insured	No Opt. Call	AA	8,788,794
15,425	0.000%, 1/01/38 – AGC Insured	No Opt. Call	AA	6,537,886

	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Refunding Series 2010A:
1,000	5.000%, 5/01/26	No Opt. Call	Aa3	1,161,460
1,675	5.000%, 5/01/36	5/20 at 100.00	Aa3	1,907,708

1,000	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2007, 5.000%, 5/01/37 – FGIC Insured (Alternative Minimum Tax)	5/17 at 100.00	AA+	1,049,160
113,035	Total Transportation			87,139,924

	U.S. Guaranteed – 9.2% (4)

	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series 2007:
3,005	5.250%, 10/01/27 (Pre-refunded 10/01/17)	10/17 at 100.00	N/R (4)	3,346,819
2,275	5.250%, 10/01/38 (Pre-refunded 10/01/17)	10/17 at 100.00	N/R (4)	2,533,781

1,000	Buncombe County, North Carolina, Certificates of Participation, Series 2005, 5.000%, 4/01/22 (Pre-refunded 4/01/15) – AMBAC Insured	4/15 at 100.00	AA+ (4)	1,004,640

1,470	Burke County, North Carolina, Certificates of Participation, Series 2006A, 5.000%, 4/01/22 (Pre-refunded 4/01/16) – AMBAC Insured	4/16 at 100.00	A1 (4)	1,546,675

1,135	Craven County, North Carolina, Certificates of Participation, Series 2007, 5.000%, 6/01/23 (Pre-refunded 6/01/17) – NPFG Insured	6/17 at 100.00	AA– (4)	1,248,648

	Greensboro, North Carolina, Combined Enterprise System Revenue Bonds, Series 2005A:
1,690	5.000%, 6/01/25 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	1,711,649
610	5.000%, 6/01/26 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	617,814

1,225	Iredell County, North Carolina, Certificates of Participation, Iredell County School Project, Series 2006, 5.000%, 6/01/25 (Pre-refunded 6/01/16) – AMBAC Insured	6/16 at 100.00	Aa2 (4)	1,297,753

2,315	Johnston County, North Carolina, General Obligation Bonds, Series 2007, 5.000%, 2/01/24 (Pre-refunded 2/01/17) – FGIC Insured	2/17 at 100.00	AA+ (4)	2,516,845

1,265	Montgomery County, North Carolina, Certificates of Participation, Series 2007B, 5.000%, 2/01/30 (Pre-refunded 2/01/17) – AMBAC Insured	2/17 at 100.00	A (4)	1,373,512

1,005	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 1991A, 6.500%, 1/01/18 (ETM)	No Opt. Call	Aaa	1,167,167

Nuveen Investments	17

Nuveen North Carolina Municipal Bond Fund (continued)

Portfolio of Investments	February 28, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	U.S. Guaranteed (4) (continued)

$5,660	North Carolina Medical Care Commission, FHA-Insured Mortgage Revenue Bonds, Morehead Memorial Hospital Project, Series 2005, 5.000%, 11/01/30 (Pre-refunded 5/01/15) – AGM Insured	5/15 at 100.00	AA (4)	$5,709,355

3,580	North Carolina Medical Care Commission, Hospital Revenue Bonds, Wilson Medical Center, Series 2007, 5.000%, 11/01/20 (Pre-refunded 11/01/17)	11/17 at 100.00	N/R (4)	3,991,127

	Orange County, North Carolina, Certificates of Participation, Public Improvement Project, Series 2006A:
1,080	5.000%, 4/01/20 (Pre-refunded 4/01/16) – AMBAC Insured	4/16 at 100.00	AA+ (4)	1,136,700
1,105	5.000%, 4/01/21 (Pre-refunded 4/01/16) – AMBAC Insured	4/16 at 100.00	AA+ (4)	1,163,013

2,990	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2006A, 5.000%, 3/01/36 (Pre-refunded 3/01/16)	3/16 at 100.00	N/R (4)	3,135,583

5,000	Wilmington, North Carolina, Water and Sewer Revenue Bonds, Series 2005, 5.000%, 6/01/34 (Pre-refunded 6/01/15) – AGM Insured	6/15 at 100.00	AA+ (4)	5,064,050
36,410	Total U.S. Guaranteed			38,565,131

	Utilities – 5.5%

1,000	Fayetteville Public Works Commission, North Carolina, Revenue Bonds, Series 2009B, 5.000%, 3/01/35	3/19 at 100.00	AA	1,126,130

3,875	Monroe, North Carolina, Combined Enterprise System Revenue Bonds, Series 2008A, 5.000%, 3/01/33 – AGC Insured	3/18 at 100.00	AA	4,248,666

5,700	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2009B, 5.000%, 1/01/26	1/19 at 100.00	A–	6,469,899

	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B:
5,320	6.000%, 1/01/18 – AMBAC Insured	No Opt. Call	Baa1	6,057,618
15	6.000%, 1/01/22 – FGIC Insured	No Opt. Call	A3	18,722
520	6.000%, 1/01/22 – RAAI Insured	No Opt. Call	Baa1	649,022
310	6.000%, 1/01/26	No Opt. Call	A–	402,551

340	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 2008A, 5.000%, 1/01/23	1/18 at 100.00	A–	378,549

1,400	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2009A, 5.000%, 1/01/30	1/19 at 100.00	A	1,567,874

2,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2008C, 5.250%, 1/01/20	1/18 at 100.00	A	2,213,940
20,480	Total Utilities			23,132,971

	Water and Sewer – 15.8%

1,000	Asheville, North Carolina, Water System Revenue Bonds, Series 2007, 5.000%, 8/01/32 – NPFG Insured	8/17 at 100.00	AA	1,086,130

7,900	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Series 2008A, 5.000%, 4/01/31 – AGM Insured	4/18 at 100.00	AA	8,719,704

1,465	Brunswick County, North Carolina, Enterprise Systems Revenue Refunding Bonds, Series 2012A, 5.000%, 4/01/28	4/22 at 100.00	AA–	1,703,268

5,140	Cape Fear Public Utility Authority, North Carolina, Water & Sewer System Revenue Bonds, Series 2008, 5.000%, 8/01/35	8/18 at 100.00	AA+	5,721,385

2,000	Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2009B, 5.000%, 7/01/38	7/20 at 100.00	AAA	2,309,240

18	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer (continued)

$2,825	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2005A, 5.000%, 12/01/21	12/16 at 100.00	AAA	$2,892,885

1,075	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2008, 5.000%, 7/01/38	7/18 at 100.00	AAA	1,197,840

250	Dare County, North Carolina, Utilities System Revenue Bonds, Series 2011, 5.000%, 2/01/41	2/21 at 100.00	AA	281,153

6,400	Durham, North Carolina, Utility System Revenue Bonds, Refunding Series 2011, 5.000%, 6/01/41	6/21 at 100.00	AAA	7,234,624

5,615	Harnett County, North Carolina, Enterprise System Revenue Bonds, Series 2007A, 5.000%, 5/01/27 – AGM Insured	5/17 at 100.00	AA	6,060,270

2,080	High Point, North Carolina, Combined Enterprise System Revenue Bonds, Series 2008, 5.000%, 11/01/33 – AGM Insured	11/18 at 100.00	AAA	2,347,592

1,000	High Point, North Carolina, Combined Enterprise System Revenue Bonds, Series 2014, 5.000%, 11/01/39	11/24 at 100.00	AAA	1,165,040

1,000	Metropolitan Sewerage District of Buncombe County, North Carolina, Sewerage System Revenue Bonds, Series 2014, 5.000%, 7/01/39	7/24 at 100.00	AA+	1,161,889

4,000	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2008A, 5.000%, 6/01/33 – NPFG Insured	6/18 at 100.00	AA–	4,407,039

	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2009A:
500	5.750%, 6/01/26	6/19 at 100.00	AA	581,564
3,500	6.000%, 6/01/34 – AGC Insured	6/19 at 100.00	AA	4,103,539
1,500	6.000%, 6/01/36 – AGC Insured	6/19 at 100.00	AA	1,750,604

	Onslow County, North Carolina, Combined Enterprise System Revenue Bonds, Series 2004B:
515	5.000%, 6/01/23 – SYNCORA GTY Insured	5/15 at 100.00	A+	517,033
1,030	5.000%, 6/01/24 – SYNCORA GTY Insured	5/15 at 100.00	A+	1,034,088

1,450	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2012A, 5.000%, 3/01/30	3/22 at 100.00	AAA	1,697,036

5,000	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2013A, 5.000%, 3/01/31	3/23 at 100.00	AAA	5,890,449

	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2006A:
4,010	5.000%, 3/01/36	3/16 at 100.00	AAA	4,192,574
30	4.500%, 3/01/36	3/16 at 100.00	AAA	31,072
59,285	Total Water and Sewer			66,086,018
$408,316	Total Long-Term Investments (cost $374,993,345)			411,490,922
	Other Assets Less Liabilities – 1.9% (5)			7,873,046
	Net Assets – 100%			$419,363,968

Investments in Derivatives as of February 28, 2015

Credit Default Swaps outstanding:

Counterparty	Referenced Entity	Buy/Sell Protection (6)	Current Credit Spread (7)	Notional Amount	Fixed Rate (Annualized)	Termination Date	Value	Unrealized Appreciation (Depreciation)
Citibank N.A.	Commonwealth of Puerto Rico	Buy	28.5 – 30.0%	$3,310,000	5.000%	12/20/19	$930,348	$169,227

Nuveen Investments	19

Nuveen North Carolina Municipal Bond Fund (continued)

Portfolio of Investments	February 28, 2015 (Unaudited)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$411,490,922	$—	$411,490,922
Investments in Derivatives:
Credit Default Swaps*	—	169,227	—	169,227
Total	$—	$411,660,149	$—	$411,660,149
* Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds.

As of February 28, 2015, the cost of investments (excluding investments in derivatives) was $374,927,096.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of February 28, 2015, were as follows:

Gross unrealized:
Appreciation	$37,046,710
Depreciation	(482,884)
Net unrealized appreciation (depreciation) of investments	$36,563,826

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

(6)	The Fund entered into the credit default swap to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(7)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of a higher likelihood of performance by the seller of protection.

(ETM)	Escrowed to maturity.

20	Nuveen Investments

Nuveen Tennessee Municipal Bond Fund

Portfolio of Investments	February 28, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 99.5%

	MUNICIPAL BONDS – 99.5%

	Education and Civic Organizations – 7.4%

$3,500	Claiborne County Industrial Development Board, Tennessee, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2010, 6.125%, 10/01/40	10/20 at 100.00	N/R	$3,821,720

	Claiborne County, Tennessee, Industrial Development Board, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2009:
900	6.125%, 10/01/29	10/19 at 100.00	N/R	977,535
1,090	6.375%, 10/01/34	10/19 at 100.00	N/R	1,191,403
1,740	6.625%, 10/01/39	10/19 at 100.00	N/R	1,911,512

900	Franklin County Health and Educational Facilities Board, Tennessee, Revenue Bonds, University of the South, Refunding & Improvement Series 2014, 5.000%, 9/01/29	9/22 at 100.00	A+	1,028,700

	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Belmont University Project, Series 2012:
660	5.000%, 11/01/27	11/21 at 100.00	BBB+	734,105
1,300	5.000%, 11/01/28	11/21 at 100.00	BBB+	1,431,404
1,295	5.000%, 11/01/29	11/21 at 100.00	BBB+	1,421,029
1,495	5.000%, 11/01/30	11/21 at 100.00	BBB+	1,635,814
710	5.000%, 11/01/31	11/21 at 100.00	BBB+	775,107

11,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University, Series 2009A, 5.000%, 10/01/39 (UB)	10/19 at 100.00	AA+	12,612,050

1,250	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Refunding Bonds, Vanderbilt University, Series 2012D, 5.000%, 10/01/30	No Opt. Call	AA+	1,453,638

3,475	Shelby County Health, Educational and Housing Facility Board, Tennessee, Educational Facilities Revenue Bonds, Rhodes College, Series 2011, 5.500%, 8/01/40	8/21 at 100.00	A+	4,126,493
29,315	Total Education and Civic Organizations			33,120,510

	Health Care – 16.1%

900	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Catholic Health Initiatives, Series 2008D, 6.250%, 10/01/33	10/18 at 100.00	A+	1,044,576

	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2004:
1,520	5.000%, 10/01/18 – AGC Insured	No Opt. Call	AA	1,700,363
760	5.000%, 10/01/22 – AGM Insured	10/19 at 100.00	AA	870,740

1,575	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2014A, 5.000%, 10/01/44	10/24 at 100.00	Baa2	1,725,050

1,000	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional Medical Center Project, Series 2010, 8.000%, 12/01/40 (4), (5)	12/20 at 100.00	N/R	241,022

3,000	Jackson, Tennessee, Hospital Revenue Refunding Bonds, Jackson-Madison County General Hospital Project, Series 2008, 5.750%, 4/01/41	4/18 at 100.00	A+	3,322,530

Nuveen Investments	21

Nuveen Tennessee Municipal Bond Fund (continued)

Portfolio of Investments	February 28, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Mountain States Health Alliance, Refunding Series 2010A:
$905	5.375%, 7/01/25	7/20 at 100.00	BBB+	$1,027,600
200	5.625%, 7/01/30	7/20 at 100.00	BBB+	228,658
1,250	6.000%, 7/01/38	7/20 at 100.00	BBB+	1,442,863

	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain States Health Alliance, Series 2006A:
100	5.500%, 7/01/31	7/16 at 100.00	BBB+	104,277
5,000	5.500%, 7/01/36	7/16 at 100.00	BBB+	5,201,000

	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Refunding Bonds, Covenant Health, Series 2006:
10,000	0.000%, 1/01/35	1/17 at 41.04	A	3,748,900
8,930	0.000%, 1/01/36	1/17 at 38.98	A	3,178,634
1,955	0.000%, 1/01/38	1/17 at 35.16	A	624,447
5,000	0.000%, 1/01/39	1/17 at 33.38	A	1,522,400
5,820	0.000%, 1/01/40 – AGM Insured	1/17 at 31.68	AA	1,713,408
18,145	0.000%, 1/01/42	1/17 at 28.53	A	4,721,329

	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 2007:
2,055	5.250%, 4/01/27	4/17 at 100.00	BBB+	2,154,750
4,000	5.250%, 4/01/36	4/17 at 100.00	BBB+	4,167,600

10,000	Rutherford County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Ascension Health Group, Series 2010C, 5.000%, 11/15/40	11/19 at 100.00	AA+	11,138,400

5,000	Rutherford County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Ascension Health Group, Series 2012C, 5.000%, 11/15/47	11/21 at 100.00	AA+	5,594,550

2,500	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Methodist Healthcare, Series 2004, 5.250%, 9/01/27 – AGM Insured	3/18 at 100.00	AA	2,760,200

1,000	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Methodist Le Bonheur Healthcare, Series 2012, 5.000%, 5/01/42	5/22 at 100.00	A+	1,093,440

7,500	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, St Jude’s Childrens Hospital, Series 2006, 5.000%, 7/01/36	7/16 at 100.00	AAA	7,941,150

5,000	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Wellmont Health System, Series 2006C, 5.250%, 9/01/36	9/16 at 100.00	BBB+	5,225,400
103,115	Total Health Care			72,493,287

	Housing/Multifamily – 7.7%

4,000	Chattanooga Health, Educational, and Housing Facility Board, Tennessee, Revenue Refunding Bonds, CDFI Phase I, LLC Project, Series 2005A, 5.125%, 10/01/35	10/15 at 100.00	BBB	4,026,960

5,690	Hendersonville Industrial Development Board, Tennessee, Multifamily Housing Revenue Bonds, Hickory Pointe Project, Series 2010, 4.875%, 12/01/25	No Opt. Call	AA+	6,560,911

1,500	Kingsport Industrial Development Board, Tennessee, Multifamily Housing Revenue Bonds, Model City Apartments Project, Series 2009, 5.000%, 7/20/29	7/19 at 100.00	N/R	1,559,880

2,665	Knox County Health, Educational and Housing Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Eastowne Village Project, Refunding Series 2001, 4.000%, 6/01/31 (Mandatory put 6/01/21)	6/18 at 102.00	N/R	2,867,300

1,395	McMinnville-Warren County Industrial Development Board, Tennessee, Multifamily Housing Revenue Bonds, Beersheba Heights Towers, Series 2009, 5.500%, 11/20/39	10/19 at 100.00	N/R	1,502,345

22	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Multifamily (continued)

$3,975	Memphis Health, Educational and Housing Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Goodwill Village Apartments, Series 2010A, 6.000%, 12/01/40	12/20 at 100.00	A	$4,202,012

3,445	Memphis Health, Educational and Housing Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Serenity Towers Apartments, Series 2014A, 5.625%, 3/01/36	3/24 at 100.00	A	3,758,805

5,360	Metropolitan Government of Nashville & Davidson County Health and Educational Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Parkwood Villa Apartments Project, Series 2010, 4.600%, 3/01/40 (Mandatory put 3/01/25)	3/20 at 100.00	AA+	5,753,906

	Rutherford County Health and Educational Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Spring Valley Apartments Project, Series 2010A:
500	5.125%, 10/01/30	10/20 at 100.00	BBB	535,820
3,700	5.850%, 10/01/46	10/20 at 100.00	BBB	4,047,356
32,230	Total Housing/Multifamily			34,815,295

	Housing/Single Family – 1.2%

5	Hamilton County, Tennessee, GNMA Certificates Single Family Mortgage Revenue Bonds, Home Purchase and Rehabilitation Program, Series 1990, 8.000%, 9/01/23 (Alternative Minimum Tax)	3/15 at 100.00	AA	5,042

850	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2009-1, 5.000%, 7/01/29	7/18 at 100.00	AA+	892,611

	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2011-1A:
3,065	4.350%, 7/01/22 (Alternative Minimum Tax)	1/21 at 100.00	AA+	3,322,031
940	4.500%, 7/01/23 (Alternative Minimum Tax)	1/21 at 100.00	AA+	1,017,409
4,860	Total Housing/Single Family			5,237,093

	Long-Term Care – 1.2%

	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Refunding Bonds, Blakeford at Green Hills, Refunding & Improvement Series 2012:
1,500	5.000%, 7/01/27	7/22 at 100.00	BBB	1,634,415
1,340	5.000%, 7/01/32	7/22 at 100.00	BBB	1,452,413
1,210	5.000%, 7/01/37	7/22 at 100.00	BBB	1,296,225

1,000	Shelby County Health, Educational and Housing Facility Board, Tennessee, Residential Care Facility Mortgage Revenue Bonds, The Village at Germantown, Series 2014, 5.250%, 12/01/44	12/24 at 100.00	N/R	1,049,380
5,050	Total Long-Term Care			5,432,433

	Tax Obligation/General – 16.1%

4,000	Blount County, Tennessee, General Obligation Bonds, Refunding Series 2011, 5.000%, 6/01/23	6/21 at 100.00	Aa2	4,795,680

250	Franklin Special School District, Williamson County, Tennessee, General Obligation Bonds, Series 2009A, 5.000%, 6/01/33	6/19 at 100.00	Aa1	286,540

1,260	Franklin Special School District, Williamson County, Tennessee, Limited Tax School Bonds, Series 1999, 0.000%, 6/01/20	No Opt. Call	Aa1	1,165,639

1,365	Greene County, Tennessee, General Obligation Bonds, Series 2005B, 5.000%, 6/01/22 – NPFG Insured	6/16 at 100.00	A1	1,441,426

4,000	Memphis, Tennessee, General Obligation Bonds, Refunding General Improvement Series 2011, 5.000%, 5/01/36	5/21 at 100.00	AA	4,549,360

585	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Refunding & Improvement Series 2010A, 5.000%, 7/01/25	7/20 at 100.00	AA	689,446

Nuveen Investments	23

Nuveen Tennessee Municipal Bond Fund (continued)

Portfolio of Investments	February 28, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Refunding Series 2012:
$1,150	5.000%, 7/01/22	No Opt. Call	AA	$1,402,115
7,880	5.000%, 7/01/23	7/22 at 100.00	AA	9,574,279

2,500	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Tender Option Bond Trust 2013-A, 18.450%, 7/01/27 (IF)	7/23 at 100.00	AA	4,442,900

600	Montgomery County, Tennessee, General Obligation Bonds, School & Public Improvement Series 2011, 5.000%, 4/01/21	No Opt. Call	AA+	723,726

4,250	Pigeon Forge Industrial Development Board, Tennessee, Revenue Bonds, Public Facility, Series 2011, 5.000%, 6/01/34	6/21 at 100.00	AA	4,785,968

	Putnam County, Tennessee, General Obligation Bonds, Refunding School Series 2001:
1,000	5.250%, 4/01/18 – FGIC Insured	No Opt. Call	Aa2	1,130,490
2,960	5.250%, 4/01/19 – FGIC Insured	No Opt. Call	Aa2	3,433,067
2,645	5.250%, 4/01/20 – FGIC Insured	No Opt. Call	Aa2	3,131,865

3,460	Shelby County, Tennessee, General Obligation Bonds, Series 2005A, 5.000%, 4/01/17 – AMBAC Insured	4/15 at 100.00	AA+	3,476,020

1,645	Smith County, Tennessee, General Obligation Bonds, Series 2005, 5.000%, 4/01/20 – AMBAC Insured	4/15 at 102.00	N/R	1,685,483

1,750	Sullivan County, Tennessee, General Obligation Bonds, Series 2004, 5.000%, 5/01/17 – AMBAC Insured	5/15 at 102.00	Aa2	1,800,068

1,965	Sullivan County, Tennessee, General Obligation Bonds, Series 2005, 5.000%, 4/01/24 – AMBAC Insured	4/15 at 102.00	Aa2	2,013,182

3,050	Sumner County, Tennessee, General Obligation Bonds, Refunding Series 2011, 5.000%, 6/01/23	6/21 at 100.00	AA+	3,656,706

	Tennessee State, General Obligation Bonds, Series 2011A:
5,000	5.000%, 10/01/21	No Opt. Call	Aaa	6,099,200
1,000	5.000%, 10/01/30	10/21 at 100.00	Aaa	1,163,640

	Tennessee State, General Obligation Bonds, Series 2014A:
1,000	5.000%, 9/01/33	9/24 at 100.00	Aaa	1,205,760
675	5.000%, 9/01/34	9/24 at 100.00	Aaa	810,729

4,340	Williamson County, Tennessee, General Obligation Bonds, Refunding Series 2012B, 5.000%, 3/01/20	No Opt. Call	Aaa	5,133,265

1,435	Williamson County, Tennessee, General Obligation Bonds, Rural School, Series 2004, 5.000%, 4/01/18	No Opt. Call	Aaa	1,616,269

1,730	Wilson County, Tennessee, General Obligation Bonds, Refunding Series 2012, 5.000%, 4/01/23	4/22 at 100.00	AA	2,070,118
61,495	Total Tax Obligation/General			72,282,941

	Tax Obligation/Limited – 2.2%

	Metropolitan Government Nashville & Davidson County Convention Center Authority, Tennessee, Tourism Tax Revenue, Bonds, Series 2010A-1:
1,425	5.000%, 7/01/21 – AGM Insured	No Opt. Call	AA	1,656,363
1,000	5.000%, 7/01/22	7/20 at 100.00	A1	1,151,890
1,035	5.000%, 7/01/26	7/20 at 100.00	A1	1,160,649

545	Tennessee State School Bond Authority, Higher Educational Facilities Second Program Bonds, Series 2009A, 5.000%, 5/01/39	5/19 at 100.00	Aa1	615,267

24	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$5,000	Tennessee State School Bond Authority, Higher Educational Facilities Second Program Bonds, Series 2010A, 5.000%, 5/01/30	5/18 at 100.00	Aa1	$5,530,650
9,005	Total Tax Obligation/Limited			10,114,819

	Transportation – 3.2%

	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2010B:
4,180	5.500%, 7/01/19 (Alternative Minimum Tax)	No Opt. Call	A	4,872,919
3,250	5.625%, 7/01/20 (Alternative Minimum Tax)	No Opt. Call	A	3,885,278
420	5.750%, 7/01/23 (Alternative Minimum Tax)	7/20 at 100.00	A	489,485
2,265	5.750%, 7/01/24 (Alternative Minimum Tax)	7/20 at 100.00	A	2,622,462

2,200	Metropolitan Nashville Airport Authority, Tennessee, Special Facility Revenue Bonds, Aero Nashville LLC Project, Refunding Series 2010, 5.200%, 7/01/26	7/20 at 100.00	Baa3	2,368,432
12,315	Total Transportation			14,238,576

	U.S. Guaranteed – 10.7% (6)

480	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2004, 5.000%, 10/01/18 – AGM Insured (ETM)	No Opt. Call	AA (6)	548,256

240	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2004, 5.000%, 10/01/22 (Pre-refunded 10/01/19) – AGM Insured	10/19 at 100.00	AA (6)	281,230

5,000	Clarksville, Tennessee, Electric System Revenue Bonds, Series 2007, 5.000%, 9/01/32 (Pre-refunded 9/01/17) – SYNCORA GTY Insured	9/17 at 100.00	Aa2 (6)	5,546,750

1,520	Clarksville, Tennessee, Water, Sewer, and Gas Revenue Refunding and Improvement Bonds, Series 1992, 0.000%, 2/01/16 – NPFG Insured (ETM)	No Opt. Call	AA– (6)	1,515,820

	Gibson County School District, Tennessee, Revenue Bonds, Series 2007:
1,000	5.000%, 4/01/25 (Pre-refunded 4/01/17) – AGM Insured	4/17 at 100.00	AA (6)	1,092,320
1,000	5.000%, 4/01/26 (Pre-refunded 4/01/17) – AGM Insured	4/17 at 100.00	AA (6)	1,092,320
1,000	5.000%, 4/01/27 (Pre-refunded 4/01/17) – AGM Insured	4/17 at 100.00	AA (6)	1,092,320
1,000	5.000%, 4/01/31 (Pre-refunded 4/01/17) – AGM Insured	4/17 at 100.00	AA (6)	1,092,320

	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding and Improvement Bonds, Johnson City Medical Center, Series 1998C:
2,735	5.125%, 7/01/25 – NPFG Insured (ETM)	5/15 at 100.00	AA– (6)	2,746,186
9,570	5.250%, 7/01/28 – NPFG Insured (ETM)	5/15 at 100.00	AA– (6)	9,610,194

885	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding and Improvement Bonds, Johnson City Medical Center, Series 1998C, 5.125%, 7/01/25 (Pre-refunded 7/01/23) – NPFG Insured	7/23 at 100.00	AA– (6)	888,620

18,670	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Subordinate Lien Revenue Bonds, Volunteer Healthcare Systems Inc., Series 1988, 0.000%, 6/01/21 (ETM)	No Opt. Call	Aaa	16,829,885

715	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Refunding & Improvement Series 2010A, 5.000%, 7/01/25 (Pre-refunded 7/01/20)	7/20 at 100.00	N/R (6)	854,218

2,000	Rutherford County Consolidated Utility District, Tennessee, Waterworks Revenue Bonds, Series 2006, 5.000%, 2/01/36 (Pre-refunded 2/01/16) – AGM Insured	2/16 at 100.00	AAA	2,089,600

40	Shelby County, Tennessee, General Obligation Bonds, Series 2005A, 5.000%, 4/01/17 (Pre-refunded 4/01/15) – AMBAC Insured	4/15 at 100.00	Aa1 (6)	40,186

1,500	Tennessee State School Bond Authority, Higher Educational Facilities Second Program Bonds, Series 2005A, 5.000%, 5/01/25 (Pre-refunded 5/01/15) – NPFG Insured	5/15 at 100.00	Aa1 (6)	1,513,080

Nuveen Investments	25

Nuveen Tennessee Municipal Bond Fund (continued)

Portfolio of Investments	February 28, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	U.S. Guaranteed (6) (continued)

$1,200	Williamson County, Tennessee, General Obligation Bonds, Rural School, Series 2004B, 5.000%, 5/01/20 (Pre-refunded 5/01/15)	5/15 at 100.00	Aaa	$1,210,440
48,555	Total U.S. Guaranteed			48,043,745

	Utilities – 15.5%

	Chattanooga, Tennessee, Electric System Enterprise Revenue Bonds, Series 2008A:
1,000	5.000%, 9/01/28	3/18 at 100.00	AA+	1,105,560
5,000	5.000%, 9/01/33	3/18 at 100.00	AA+	5,544,400

	Clarksville Natural Gas Acquisition Corporation, Tennessee, Natural Gas Revenue Bonds, Series 2006:
1,000	5.000%, 12/15/17 – SYNCORA GTY Insured	No Opt. Call	A	1,091,270
3,250	5.000%, 12/15/19 – SYNCORA GTY Insured	No Opt. Call	A	3,668,763
2,725	5.000%, 12/15/20 – SYNCORA GTY Insured	No Opt. Call	A	3,104,947
8,775	5.000%, 12/15/21 – SYNCORA GTY Insured	No Opt. Call	A	10,074,227

	Clarksville, Tennessee, Electric System Revenue Bonds, Refunding Series 2015:
665	5.000%, 9/01/27	9/24 at 100.00	Aa2	809,558
2,000	5.000%, 9/01/30	9/24 at 100.00	Aa2	2,392,840
2,000	5.000%, 9/01/31	9/24 at 100.00	Aa2	2,383,580

	Clarksville, Tennessee, Electric System Revenue Bonds, Series 2010A:
1,160	5.000%, 9/01/34	9/20 at 100.00	Aa2	1,324,453
2,500	5.000%, 9/01/35	9/20 at 100.00	Aa2	2,854,425

2,000	Metropolitan Government of Nashville-Davidson County, Tennessee, Electric System Revenue Bonds, Series 2008A, 5.000%, 5/15/33	5/18 at 100.00	AA+	2,213,140

11,250	Metropolitan Government of Nashville-Davidson County, Tennessee, Electric System Revenue Bonds, Series 2011A, 5.000%, 5/15/36	5/21 at 100.00	AA+	12,861,675

	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A:
1,395	5.250%, 9/01/21	No Opt. Call	A	1,621,464
1,755	5.250%, 9/01/22	No Opt. Call	A	2,049,735
3,130	5.250%, 9/01/24	No Opt. Call	A	3,708,987
2,520	5.250%, 9/01/26	No Opt. Call	A	2,998,094

2,100	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	2,451,435

	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C:
450	5.000%, 2/01/19	No Opt. Call	A	500,423
100	5.000%, 2/01/21	No Opt. Call	A	113,516
250	5.000%, 2/01/22	No Opt. Call	A	285,105
600	5.000%, 2/01/23	No Opt. Call	A	690,996
100	5.000%, 2/01/24	No Opt. Call	A	115,560
4,760	5.000%, 2/01/27	No Opt. Call	A	5,526,931
60,485	Total Utilities			69,491,084

	Water and Sewer – 18.2%

3,915	Clarksville, Tennessee, Water, Sewer and Gas Revenue Bonds, Refunding Series 2011, 5.000%, 2/01/20	No Opt. Call	Aa3	4,582,038

1,830	Clarksville, Tennessee, Water, Sewer and Gas Revenue Refunding Bonds, Series 2002, 5.250%, 2/01/17 – AGM Insured	No Opt. Call	Aa3	1,997,024

	First Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Series 2012A:
2,000	5.000%, 12/01/29	12/22 at 100.00	AA+	2,342,980
2,375	5.000%, 12/01/32	12/22 at 100.00	AA+	2,749,680

26	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer (continued)

$5,000	Gallatin, Tennessee, Water and Sewer Revenue Bonds, Series 2008, 5.000%, 1/01/33 – AGC Insured	1/18 at 100.00	Aa3	$5,475,150

2,525	Hallsdale-Powell Utility District, Knox County, Tennessee, Water and Sewer Revenue Bonds, Series 2006, 5.000%, 4/01/36 – FGIC Insured	4/17 at 100.00	AA	2,711,421

6,000	Harpeth Valley Utilities District of Davidson and Williamson Counties, Tennessee Utilities Revenue Bonds, Series 2014, 5.000%, 9/01/44	9/24 at 100.00	AA	6,853,140

1,840	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Revenue Bonds, Series 2005, 5.000%, 9/01/24 – NPFG Insured	9/15 at 100.00	Aa3	1,884,730

10,610	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Revenue Bonds, Utility Improvements, Series 2007, 5.250%, 9/01/42 – FGIC Insured	9/17 at 100.00	Aa3	11,575,934

5,380	Hendersonville Utility District, Tennessee, Waterworks and Sewer Revenue Bonds, Series 2008, 5.250%, 2/01/38 – AGM Insured	2/18 at 100.00	A1	5,914,880

930	Knox-Chapman Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Refunding and Improvement Series 2012, 4.500%, 1/01/27	1/23 at 100.00	AA–	1,054,629

3,000	Knox-Chapman Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Series 2011, 5.250%, 1/01/36	1/21 at 100.00	AA–	3,414,420

4,550	Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2005A, 4.000%, 4/01/40 – NPFG Insured	No Opt. Call	AA+	4,552,139

705	Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2007, 5.000%, 4/01/41 – AGM Insured	4/17 at 100.00	AA+	760,089

1,525	Knoxville, Tennessee, Water System Revenue Bonds, Series 2013Z, 5.000%, 3/01/44	3/21 at 100.00	AAA	1,714,817

	Loudon, Tennessee, Water and Sewer Revenue Refunding Bonds, Series 2012A:
2,755	4.000%, 3/01/22 (Alternative Minimum Tax)	No Opt. Call	A+	3,036,423
1,000	4.000%, 3/01/28 (Alternative Minimum Tax)	3/22 at 100.00	A+	1,040,320
2,000	5.000%, 3/01/32 (Alternative Minimum Tax)	3/22 at 100.00	A+	2,199,440

	Savannah Valley Utility District, Hamilton County, Tennessee, Waterworks Revenue Refunding Bonds, Series 2012-A:
535	5.000%, 6/01/19	No Opt. Call	AA	620,445
525	5.000%, 6/01/20	No Opt. Call	AA	620,943
585	5.000%, 6/01/21	No Opt. Call	AA	702,631
515	5.000%, 6/01/22	No Opt. Call	AA	625,915

4,240	South Blount County Utility District, Tennessee, Waterworks Revenue Bonds, Improvement and Refunding Series 2009, 5.250%, 12/01/39 – AGM Insured	12/19 at 100.00	AA	4,889,821

	Watauga River Regional Water Authority, Tennessee, Waterworks Revenue Bonds, Series 2012:
500	5.000%, 7/01/34	7/22 at 100.00	A	544,464
4,385	5.000%, 7/01/42	7/22 at 100.00	A	4,783,815

5,000	White House Utility District, Robertson and Sumner Counties, Tennessee, Water and Sewerage Revenue Refunding Bonds, Series 2006, 5.000%, 1/01/28 – NPFG Insured	1/17 at 100.00	Aa3	5,332,199
74,225	Total Water and Sewer			81,979,487
$440,650	Total Long-Term Investments (cost $410,885,852)			447,249,270
	Floating Rate Obligations – (1.8)%			(8,250,000)
	Other Assets Less Liabilities – 2.3% (7)			10,534,385
	Net Assets – 100%			$449,533,655

Nuveen Investments	27

Nuveen Tennessee Municipal Bond Fund (continued)

Portfolio of Investments	February 28, 2015 (Unaudited)

Investments in Derivatives as of February 28, 2015

Credit Default Swaps outstanding:

Counterparty	Referenced Entity	Buy/Sell Protection (8)	Current Credit Spread (9)	Notional Amount	Fixed Rate (Annualized)	Termination Date	Value	Unrealized Appreciation (Depreciation)
Citibank N.A.	Commonwealth of Puerto Rico	Buy	28.5 – 30.0%	$3,570,000	5.000%	12/20/19	$1,003,426	$182,549

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$447,008,248	$241,022	$447,249,270
Investments in Derivatives:
Credit Default Swaps*	—	182,549	—	182,549
Total	$—	$447,190,797	$241,022	$447,431,819
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds.

As of February 28, 2015, the cost of investments (excluding investments in derivatives) was $401,506,815.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of February 28, 2015, were as follows:

Gross unrealized:
Appreciation	$38,568,837
Depreciation	(1,076,382)
Net unrealized appreciation (depreciation) of investments	$37,492,455

28	Nuveen Investments

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	As of, or subsequent to, the end of the reporting period this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

(8)	The Fund entered into the credit default swap to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(9)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of a higher likelihood of performance by the seller of protection.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Nuveen Investments	29

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust III

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: April 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: April 29, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: April 29, 2015